Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term debt
Convertible notes (at fair value)	$17,305,000
Less: current maturities	13,200,000
Total long-term debt, less current portion	$4,105,000

Schedule of maturities of our debt
Year ending December 31:
2022	$13,200,000
2023	6,800,000
Aggregate maturities	20,000,000
Original issue discount on Convertible Notes	(2,000,000)
Unrealized change in fair value of Convertible Notes	(695,000)
Total debt outstanding as of December 31, 2021	$17,305,000
Current portion	13,200,000
Noncurrent portion	4,105,000